Putnam
International
Voyager
Fund*

SEMIANNUAL REPORT
February 28, 1997
* Formerly Putnam Genesis Fund

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* As of March 31, 1997, Lipper Analytical Services ranked Putnam International Voyager Fund's class A shares in the top 27% (94 out of 354) of international funds for 1-year performance.*

* "Putnam International Voyager Fund is designed to take advantage of smaller and midsize companies that are undergoing positive change around the world. Such dynamic companies, we believe, represent exceptional long-term potential for investors -- potential we believe Putnam is well positioned to access."

                                                  --  Justin Scott, Fund Manager

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

15 Financial statements

* Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Rankings vary over time and do not reflect the effects of sales charges. Performance for other class shares will vary. The fund was not ranked over a longer time period. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Putnam International Voyager Fund is one of the newest members of our family of funds, and we are pleased to bring you this first report to shareholders drawn from the public at large. But it is not a brand new fund; since December 1995, it has been building and testing a portfolio and an investment strategy under Putnam's incubated-funds program.

Satisfied that the fund meets our own strict standards and that it will fill a need within the investment community, we brought it to the marketplace in November 1996. We are heartened by its reception, and we extend a warm welcome to the fund's new shareholders.

As U.S. investors become increasingly aware of the interdependent nature of the global economy, they are recognizing the need to expand their own investment horizons. Your fund provides an opportunity to participate in a portfolio of promising small and midsize companies located outside the United States.

In the report that follows, Justin Scott reviews performance in the first half of fiscal 1997 and discusses prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 16, 1997



Report from the Fund Managers
Justin M. Scott

Putnam International Voyager Fund's approach to investing abroad has not taken long to prove its effectiveness. Over the six months ended February 28, 1997, your fund's class A shares gained 10.89% at net asset value (NAV) and 4.49% at public offering price (POP). These returns soundly outpaced the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index's rise of 2.29% over the same period. For performance since the fund's inception in 1995 and for class B and class M shares, please turn to page 8 of this report.

Your fund invests in stocks of smaller and midsize international firms where we believe there is the potential for earnings growth and a re-rating of the stock price. We believe this strategy allows investors to capitalize on dynamic companies that few other international funds have targeted in the past, without incurring unacceptable risk. Indeed, the increasingly sophisticated international business and investing environment demands new approaches and new strategies; we believe your fund meets these challenges with a high level of sophistication. Of course, supporting your fund are Putnam's extensive international investing research and analysis resources.

* RIGOROUS SEARCH FOR ATTRACTIVE STOCKS

In managing your fund, we stress stock selection first but we also perform careful country analysis. We would rather own attractive stocks in attractive markets, so we monitor political, economic, and currency developments in the countries in which the fund invests. However, our primary focus is on companies with dependable growth rates selling at attractive valuations. As we discuss selected fund holdings, you will notice a diversity of types of companies represented -- growth potential coupled with attractive valuations is found in many different places and among many different industries.

* EUROPEAN HOLDINGS: STRONG POTENTIAL FROM DIVERSE ASSORTMENT OF STOCKS

Several key holdings in Europe exemplify the characteristics we look for in stocks. Altana AG, a German company efficiently develops and sells a number of health-care products from advanced pharmaceuticals to medical imaging equipment. Atlanta's attractive valuation caused its stock to rise sharply in 1996, despite modest earnings. In France, we have purchased shares of Scor, a reinsurance organization with global market share. Scor's earnings leaped in 1996 and appear poised to continue growing this year, even though the economic environment in France -- like that of Germany -- is expected to remain somewhat gloomy over the near term. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

We have also seen strong performance from another fund holding, Publicitas SA. This Swiss advertising agency -- with strong global operations like so many of the fund's other holdings -- is still attractively priced after a strong upsurge already in 1997. Also in Switzerland, your fund owns shares of Kuoni Reisen AG, a lucrative operator of travel agencies boasting affiliates around the world.

[GRAPHIC OMMITTED: horizontal bar chart COUNTRY ALLOCATION]

COUNTRY ALLOCATION*

Switzerland                                16.7%

France                                     12.2%

The Netherlands                             9.9%

Japan                                       8.0%

United States                               6.9%

Footnote reads:
*Based on net assets as of 2/28/97. Holdings will vary over time.

* SEVERAL ASIAN HOLDINGS REPRESENT REASONABLE GROWTH AT ATTRACTIVE VALUATIONS

While it may surprise those following the bad economic news emanating from Japan, we believe several Japanese companies represent positive investment opportunities. Many domestic Japanese companies are suffering. Nevertheless, a number of Japanese companies, particularly those with strong overseas operations and market share, remain extremely attractive. Rohm Company makes specialized electronic components and semiconductors, mostly used in consumer products. The company already has production plants in Brazil, South Korea, and the United States and is expanding its overseas operations. Another fund holding, Sankyo, manufactures pharmaceuticals, selling therapeutic treatments through subsidiaries in the United States, India, Taiwan, and Thailand.

Elsewhere in Asia, Venture Manufacturing had exceptionally strong stock performance in 1996. This Singapore company provides manufacturing services in the electronics and computer industries. Malaysia boasts a number of attractive companies in the financial services area in which your fund owns shares of Malaysian Assurance Alliance. Finally, we are upbeat about prospects for several companies based in Hong Kong, where investors have been enthusiastic despite -- or perhaps because of -- the impending return of sovereignty to China in July 1997. We believe companies such as Guoco Group, with its diverse interests in financial services and real estate development, are particularly well positioned to benefit from even closer ties to the mainland. Johnson Electric Holdings, whose shares your fund owns, may also thrive after the turnover of power. This company designs, manufactures, and markets small motors used in consumer appliances -- the very appliances in great demand across mainland China.

TOP 10 HOLDINGS

Baer Holdings (Switzerland)
Financial services, banking

Publicitas Holdings (Switzerland)
Advertising

Kuoni Reisen (Switzerland)
Travel agency

Panamerican Beverages, Inc. (Mexico)
Bottling

Telecel-Comunicacaoes Pessoais (Portugal)
Telecommunications

Altana (Germany)
Electronics

Freepages Group (United Kindgom)
Telecommunications

Chargeurs (France)
Media

Societe Television Francaise (France)
Media

Circle K Co. (Japan)
Retailing

Footnote reads:
These holdings represent 26.8% of the fund's net assets as of 2/28/97. Portfolio holdings will vary over time.

* OUTLOOK APPEARS POSITIVE

We remain quite optimistic about the near- and long-term potential of many of the companies in your fund's portfolio; operations are upbeat and corporate changes are unleashing value. Furthermore we believe that we have developed a sound methodology for uncovering international smaller company stocks, bolstered by Putnam's extensive international research capabilities. In short, we look forward to continued progress in the coming months.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/97, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam International Voyager Fund is designed for investors seeking capital appreciation through common stocks of smaller-capitalization companies located outside the United States.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 2/28/97
                               Class A           Class B        Class M
(inception date)              (12/28/95)       (10/30/96)     (10/30/96)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                   10.89%   4.49%     --      --      --      --
------------------------------------------------------------------------------
1 year                     19.06   12.19      --      --      --      --
------------------------------------------------------------------------------
Life of class              23.54   16.42    6.80%   1.80%   6.80%   3.02%
Annual average             19.80   13.88      --      --      --      --
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/97
                                             MSCI       Consumer
                                          EAFE Index  Price Index
------------------------------------------------------------------------------
6 months                                    2.29%        1.14%
------------------------------------------------------------------------------
1 year                                      3.24         2.71
------------------------------------------------------------------------------
Life of class A                             4.01         3.97
Annual average                              3.44         3.39
------------------------------------------------------------------------------
Life of class B & M                         0.67         0.50
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/97

                             Class A    Class B    Class M
------------------------------------------------------------------------------
Distributions (number)          1          1          1
------------------------------------------------------------------------------
Income                       $0.068     $0.065     $0.065
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        --         --         --
------------------------------------------------------------------------------
Short-term                    0.038      0.038      0.038
------------------------------------------------------------------------------
Total                        $0.106     $0.103     $0.103
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
8/31/96                    $9.47  $10.05      --      --      --
------------------------------------------------------------------------------
10/30/96                      --      --   $9.82   $9.82  $10.18
------------------------------------------------------------------------------
2/28/97                    10.39   11.02   10.38   10.38   10.76
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)
                              Class A         Class B         Class M
(inception date)             (12/28/95)      (10/30/96)      (10/30/96)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     7.41%   1.26%    --      --      --      --
------------------------------------------------------------------------------
1 year                      13.11    6.64     --      --      --      --
------------------------------------------------------------------------------
Life of class               22.83   15.75   6.08%   1.08%   6.18%   2.43%
Annual average              17.73   12.31     --      --      --      --
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Europe, Australia and the Far East (EAFE)* component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

* Formerly Natural Resources Fund

+ Formerly Overseas Growth Fund

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
February 28, 1997 (Unaudited)


COMMON STOCKS  (95.3%) *
NUMBER OF SHARES                                                                                  VALUE

Argentina  (1.8%)
---------------------------------------------------------------------------------------------------------
        47,700   Bansud S.A. Class B +                                                       $    610,804

Australia  (1.9%)
---------------------------------------------------------------------------------------------------------
       127,250   QBE Insurance Group Ltd.                                                         638,717

Austria  (2.6%)
---------------------------------------------------------------------------------------------------------
         3,600   Mayr-Melnhof Karton AG +                                                         184,382
         4,420   VA Technologies AG                                                               667,263
                                                                                             ------------
                                                                                                  851,645

France  (12.2%)
---------------------------------------------------------------------------------------------------------
        16,650   Chargeurs S.A. +                                                                 840,600
         9,330   Credit National                                                                  613,332
         4,000   NRJ S.A.                                                                         587,606
        15,200   Scor                                                                             639,495
         9,000   Societe Television Francaise 1                                                   833,027
        17,000   Sommer Allibert                                                                  515,558
                                                                                             ------------
                                                                                                4,029,618

Germany  (5.5%)
---------------------------------------------------------------------------------------------------------
         1,024   Altana AG                                                                        867,129
        21,332   SKW Trostberg AG                                                                 649,295
        17,650   Tarkett AG                                                                       313,555
                                                                                             ------------
                                                                                                1,829,979

Hong Kong  (6.4%)
---------------------------------------------------------------------------------------------------------
        81,000   Dao Heng Bank Group Ltd.                                                         416,350
        85,000   Guoco Group Ltd.                                                                 476,430
       222,000   JCG Holdings Ltd.                                                                184,928
        80,000   Johnson Electric Holdings Ltd.                                                   221,103
       758,000   National Mutual Asia Ltd.                                                        827,212
                                                                                             ------------
                                                                                                2,126,023

Ireland  (1.6%)
---------------------------------------------------------------------------------------------------------
        84,301   Greencore Group PLC                                                              510,688

Italy  (1.4%)
---------------------------------------------------------------------------------------------------------
         7,900   Luxottica Group S.P.A. ADR                                                       460,175

Japan  (8.0%)
---------------------------------------------------------------------------------------------------------
        16,200   Circle K Japan Co. Ltd.                                                          830,042
         3,080   Paris Miki Inc.                                                                   78,007
         9,000   Rohm Co. Ltd.                                                                    648,586
        17,000   Sankyo Co., Ltd.                                                                 475,881
        17,100   Santen Pharmaceutical                                                            341,915
        22,000   Taiyo Yuden Co., Ltd.                                                            258,435
                                                                                             ------------
                                                                                                2,632,866

Malaysia  (5.0%)
---------------------------------------------------------------------------------------------------------
        34,000   Carlsberg Brewery of Malaysia                                                    293,269
        26,000   Hong Leong Credit Berhad                                                         175,010
       110,000   IOI Corp.                                                                        198,630
        98,000   Malaysian Assurance Alliance                                                     616,203
        58,000   Sungei Way Holdings Berhad                                                       168,319
        40,000   UMW Holdings Berhad                                                              211,205
                                                                                             ------------
                                                                                                1,662,636

Netherlands  (9.9%)
---------------------------------------------------------------------------------------------------------
        12,300   ASM Lithography Holding N.V. +                                                   817,950
        58,400   BE Semiconductor Industries N.V. +                                               751,900
        23,300   Getronics Electric N.V.                                                          760,476
        12,900   Grolsch N.V.                                                                     478,759
         8,550   IHC Caland N.V.                                                                  475,300
                                                                                             ------------
                                                                                                3,284,385

Philippines  (0.9%)
---------------------------------------------------------------------------------------------------------
       330,000   Bankard, Inc. +                                                                  107,909
       300,000   International Container Terminal Services, Inc.                                  182,509
                                                                                             ------------
                                                                                                  290,418

Portugal  (2.7%)
---------------------------------------------------------------------------------------------------------
        11,114   Telecel-Comunicacaoes Pessoais, S.A. +                                           889,120

Singapore  (2.2%)
---------------------------------------------------------------------------------------------------------
        49,000   Clipsal Industries Ltd.                                                          200,900
       434,000   Informatics Holdings Ltd.                                                        208,698
       117,000   Venture Manufacturing Ltd.                                                       315,395
                                                                                             ------------
                                                                                                  724,993

Spain  (2.0%)
---------------------------------------------------------------------------------------------------------
         7,300   Cementos Portland S.A.                                                           295,464
         5,600   Mapfre Vida Seguros                                                              352,491
                                                                                             ------------
                                                                                                  647,955

Sweden  (2.0%)
---------------------------------------------------------------------------------------------------------
        14,500   Autoliv AB                                                                       658,740

Switzerland  (16.7%)
---------------------------------------------------------------------------------------------------------
           869   Baer Holdings AG                                                                 950,892
           368   Baloise Holding Ltd.                                                             723,525
           357   Kuoni Reisen AG                                                                  939,092
           396   Lindt & Spruengli AG                                                             601,383
         5,083   Publicitas Holding S.A.                                                          947,678
           928   Sulzer AG                                                                        578,820
           625   Verwaltungs-und Privat-Bank AG                                                   766,949
                                                                                             ------------
                                                                                                5,508,339

United Kingdom  (5.6%)
---------------------------------------------------------------------------------------------------------
     1,080,000   Freepages Group PLC +                                                            866,199
        15,989   Iona Technologies PLC ADR                                                        321,779
        29,100   Molins PLC                                                                       428,874
        67,525   Weir Group PLC (The)                                                             230,376
                                                                                             ------------
                                                                                                1,847,228

United States  (6.9%)
---------------------------------------------------------------------------------------------------------
        27,200   Four Seasons Hotels, Inc.                                                        639,200
        16,100   Panamerican Beverages, Inc. Class A                                              907,638
        24,000   Union Bank +                                                                     741,357
                                                                                             ------------
                                                                                                2,288,195
                                                                                             ------------

                 Total Common Stocks (cost $30,367,950)                                      $ 31,492,524

SHORT-TERM INVESTMENTS  (3.2%) * (cost $ 1,042,155)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
     1,042,000   Interest in $594,385,000 joint repurchase agreement
                   dated February 28, 1997 with Morgan (J.P.) & Co., Inc.
                   due March 3, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $1,042,465 for an
                   effective yield of 5.36%                                                  $  1,042,155
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $31,410,105) ***                                    $ 32,534,679
---------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $33,053,218.

*** The aggregate identified cost on a tax basis is $31,429,856, resulting in gross unrealized appreciation and depreciation of $1,853,119 and $748,296, respectively, or net unrealized depreciation of $1,104,823.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $31,410,105) (Note 1)                                                  $32,534,679
---------------------------------------------------------------------------------------------------
Cash                                                                                         24,794
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                              10,781
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      744,690
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            1,433,571
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,446
---------------------------------------------------------------------------------------------------
Total assets                                                                             34,751,961

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          1,598,571
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                       99
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                 45,327
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   10,070
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   157
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                     17
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       16,265
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       24,575
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         1,698,743
---------------------------------------------------------------------------------------------------
Net assets                                                                              $33,053,218

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         $31,722,461
---------------------------------------------------------------------------------------------------
Distributions in excess net investment income (Note 1)                                      (61,839)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                      268,017
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              1,124,579
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $33,053,218

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($18,613,182 divided by 1,792,262 shares)                                                    $10.39
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.39)*                                      $11.02
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($12,849,027 divided by 1,238,300 shares)**                                                  $10.38
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,591,009 divided by 153,278 shares)                                                       $10.38
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.38)*                                      $10.76
---------------------------------------------------------------------------------------------------
 *  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.
**  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                                $   53,235
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,486)                                                    35,642
--------------------------------------------------------------------------------------------------
Total investment income                                                                     88,877

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            70,928
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              25,242
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                              924
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                45
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                        8,475
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                       18,582
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        1,844
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                  60
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     10,649
--------------------------------------------------------------------------------------------------
Registration fees                                                                            8,267
--------------------------------------------------------------------------------------------------
Auditing                                                                                     9,632
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,213
--------------------------------------------------------------------------------------------------
Other                                                                                          767
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (19,322)
--------------------------------------------------------------------------------------------------
Total expenses                                                                             138,306
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (15,318)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               122,988
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (34,111)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           251,066
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 24,429
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                         4,815
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                               967,757
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  1,248,067
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $1,213,956
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                    Six months ended        Year ended
                                                                                         February 28         August 31
                                                                                                1997*             1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                            $   (34,111)        $  10,136
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                               275,495             75,275
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                972,572            152,007
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      1,213,956            237,418
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                                                  (61,397)                --
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                                  (25,675)                --
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                   (3,552)                --
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                                                  (33,131)                --
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                                  (14,651)                --
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                   (2,113)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        29,551,053            191,310
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             30,624,490            428,728

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,428,728          2,000,000
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $61,839 and undistributed
net investment income of $62,896)                                                       $33,053,218         $2,428,728
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------
                                            Six months
                                                 ended      For the Period
Per-share                                      Feb. 28       Dec. 28, 1995+
operating performance                       (Unaudited)         to Aug. 31
---------------------------------------------------------------------------------
                                                  1997                1996
---------------------------------------------------------------------------------
Net asset value,
beginning of period                              $9.47               $8.50
---------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------
Net investment income                             (.01)(c)(d)          .04 (c)(d)
---------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                               1.04                 .93
---------------------------------------------------------------------------------
Total from
investment operations                             1.03                 .97
---------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------
From net
investment income                                 (.07)                 --
---------------------------------------------------------------------------------
From net realized gain
on investments                                    (.04)                 --
---------------------------------------------------------------------------------
Total distributions                               (.11)                 --
---------------------------------------------------------------------------------
Net asset value,
end of period                                   $10.39               $9.47
---------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                        10.89*              11.41*
---------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $18,613              $2,429
---------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                         1.03*(c)            1.26*(c)
---------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         (.19)*(c)            .44*(c)
---------------------------------------------------------------------------------
Portfolio turnover (%)                           60.64*              55.87*
---------------------------------------------------------------------------------
Average commission
rate paid                                       $.0154              $.0181
---------------------------------------------------------------------------------

+   Commencent of operations.

*   Not annualized.

(a) Total investment return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. (Note 2).
    As a result of such limitation, expenses for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996.
    Expenses for the period ended February 28, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------
                                                       For the Period
                                                        Oct. 30, 1996+
Per-share                                                  to Feb. 28
operating performance                                      (Unaudited)
----------------------------------------------------------------------------
                                                                 1997
----------------------------------------------------------------------------
Net asset value,
beginning of period                                             $9.82
----------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------
Net investment income                                            (.04)(c)(d)
----------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                               .70
----------------------------------------------------------------------------
Total from
investment operations                                             .66
----------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------
From net
investment income                                                (.06)
----------------------------------------------------------------------------
From net realized gain
on investments                                                   (.04)
----------------------------------------------------------------------------
Total distributions                                              (.10)
----------------------------------------------------------------------------
Net asset value,
end of period                                                  $10.38
----------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                        6.80*
----------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                $12,849
----------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                         .96*(c)
----------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                        (.19)*(c)
----------------------------------------------------------------------------
Portfolio turnover (%)                                          60.64*
----------------------------------------------------------------------------
Average commission
rate paid                                                      $.0154
----------------------------------------------------------------------------

+   Commencent of operations.

*   Not annualized.

(a) Total investment return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. (Note 2).
    As a result of such limitation, expenses for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996.
    Expenses for the period ended February 28, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------
                                                  For the Period
                                                   Oct. 30, 1996+
Per-share                                             to Feb. 28
operating performance                                 (Unaudited)
-----------------------------------------------------------------------
                                                            1997
-----------------------------------------------------------------------
Net asset value,
beginning of period                                        $9.82
-----------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------
Net investment income                                       (.03)(c)(d)
-----------------------------------------------------------------------
Net realized and unrealized
gain on investments                                          .69
-----------------------------------------------------------------------
Total from
investment operations                                        .66
-----------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------
From net
investment income                                           (.06)
-----------------------------------------------------------------------
From net realized gain
on investments                                              (.04)
-----------------------------------------------------------------------
Total distributions                                         (.10)
-----------------------------------------------------------------------
Net asset value,
end of period                                             $10.38
-----------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                   6.80*
-----------------------------------------------------------------------
Net assets, end of period
(in thousands)                                            $1,591
-----------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                    .87*(c)
-----------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                   (.12)*(c)
----------------------------------------------------------------------
Portfolio turnover (%)                                     60.64*
-----------------------------------------------------------------------
Average commission
rate paid                                                 $.0154
-----------------------------------------------------------------------

+   Commencent of operations.

*   Not annualized.

(a) Total investment return does not reflect the effect of  sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. (Note 2).
    As a result of such limitation, expenses for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996.
    Expenses for the period ended February 28, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam International Voyager Fund, formerly Putnam Genesis Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks long-term capital appreciation by investing primarily in equity securities of small-and mid-capitalization companies whose principle place of business is located outside of the United States or whose securities are principally traded on foreign markets.

The fund offers class A, class B and class M shares. The fund began offering class B and M shares on October 30, 1996. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1997, fund expenses were reduced by $15,318 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $31,100 and $1,670 from the sale of class A and class M shares, respectively and $2,519 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $34,762,025 and $6,838,202, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                       Six months ended
                                       February 28, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,796,533      $18,170,576
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         8,876           88,142
------------------------------------------------------------
                                  1,805,409       18,258,718

Shares
repurchased                        (269,636)      (2,769,690)
------------------------------------------------------------
Net increase                      1,535,773      $15,489,028
------------------------------------------------------------

                                         For the period
                                        December 28, 1995
                                        (commencement of
                                         operations) to
                                         August 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                          21,574         $194,865
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                     21,574          194,865

Shares
repurchased                            (379)          (3,555)
------------------------------------------------------------
Net increase                         21,195         $191,310
------------------------------------------------------------

                                         For the period
                                        October 30, 1996
                                        (commencement of
                                         operations) to
                                        February 28, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,310,410      $13,249,229
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         3,637           36,119
------------------------------------------------------------
                                  1,314,047       13,285,348

Shares
repurchased                         (75,747)        (771,778)
------------------------------------------------------------
Net increase                      1,238,300      $12,513,570
------------------------------------------------------------

At February 28, 1997, Putnam Management owned 291,699 shares of the fund (9.16% of shares outstanding), valued at $3,030,753.

                                          For the period
                                         October 30, 1996
                                         (commencement of
                                          operations) to
                                        February 28, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         167,311       $1,689,329
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           570            5,665
------------------------------------------------------------
                                    167,881        1,694,994

Shares
repurchased                         (14,603)        (146,539)
------------------------------------------------------------
Net increase                        153,278       $1,548,455
------------------------------------------------------------



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
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Putnam
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--------------------

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